SCHEDULE OF PROPERTY AND EQUIPMENT (Details) - USD ($)	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Property, plant and equipment	$ 203,934	$ 563,131	$ 6,776,116	$ 7,596,990
Land [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment			1,486,718	1,486,718
Buildings [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment			3,412,156	3,950,627
Leasehold property [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment		2,153	1,490,813
Machinery [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment			49,642	84,685
Fixtures and fittings [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment		152,837	207,488	189,373
Motor vehicles [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment		51,842	38,516
Office equipment [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment		62,038	6,759	10,435
Communication and network equipment [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment		24,716	25,516
Computer software [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment		38,881
Programs and textbooks [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment		16,594
Spa equipment curtains crockery glassware and linen [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment		214,070	58,508	$ 93,710
Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment		13,144,480	11,544,308
Impairment on assets		(7,107,504)
Gross carrying amount [member] | Land [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment		1,486,718	1,486,718
Impairment on assets		(1,486,718)
Gross carrying amount [member] | Buildings [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment		4,541,374	4,401,241
Impairment on assets		(3,252,060)
Gross carrying amount [member] | Leasehold property [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment		5,136,738	4,261,623
Impairment on assets		(2,134,654)
Gross carrying amount [member] | Machinery [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment		147,887	136,692
Impairment on assets		(55,690)
Gross carrying amount [member] | Fixtures and fittings [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment		647,046	537,964
Impairment on assets		(108,736)
Gross carrying amount [member] | Motor vehicles [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment		384,643	320,103
Impairment on assets		(12,808)
Gross carrying amount [member] | Office equipment [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment		99,739	26,287
Impairment on assets		(7,975)
Gross carrying amount [member] | Communication and network equipment [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment		142,100	113,790
Impairment on assets		(3,589)
Gross carrying amount [member] | Computer software [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment		53,661	4,456
Impairment on assets
Gross carrying amount [member] | Programs and textbooks [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment		16,594
Impairment on assets
Gross carrying amount [member] | Spa equipment curtains crockery glassware and linen [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment		487,980	255,434
Impairment on assets		(45,274)
Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment		(5,473,845)	(4,768,192)
Accumulated depreciation and amortisation [member] | Buildings [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment		(1,289,314)	(989,085)
Accumulated depreciation and amortisation [member] | Leasehold property [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment		(2,999,931)	(2,770,810)
Accumulated depreciation and amortisation [member] | Machinery [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment		(92,197)	(87,050)
Accumulated depreciation and amortisation [member] | Fixtures and fittings [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment		(385,473)	(330,476)
Accumulated depreciation and amortisation [member] | Motor vehicles [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment		(319,993)	(281,587)
Accumulated depreciation and amortisation [member] | Office equipment [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment		(29,726)	(19,528)
Accumulated depreciation and amortisation [member] | Communication and network equipment [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment		(113,795)	(88,274)
Accumulated depreciation and amortisation [member] | Computer software [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment		(14,780)	(4,456)
Accumulated depreciation and amortisation [member] | Programs and textbooks [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment
Accumulated depreciation and amortisation [member] | Spa equipment curtains crockery glassware and linen [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment		$ (228,636)	$ (196,926)